Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments at amortized cost	₱ 350	₱ 370	₱ 395
Other financial assets – net of current portion	3,616	3,126	3,481
Long-term debt - net of current portion	278,868	258,246	243,152
Customers' deposits	1,262	2,046	₱ 2,238
Carrying Value [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments at amortized cost	350	370
Other financial assets – net of current portion	3,616	3,126
Total	3,966	3,496
Long-term debt - net of current portion	278,868	258,246
Customers' deposits	1,262	2,046
Deferred credits and other noncurrent liabilities	1,583	90
Total	281,713	260,382
Fair Value [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments at amortized cost	349	363
Other financial assets – net of current portion	2,973	2,716
Total	3,322	3,079
Long-term debt - net of current portion	272,011	246,572
Customers' deposits	837	1,311
Deferred credits and other noncurrent liabilities	1,372	79
Total	₱ 274,220	₱ 247,962